Debtor-in-Possession Financial Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liabilities Subject to Compromise [Abstract]
Trust-preferred securities	$ 151,296,000
Senior notes	6,820,000
Accrued interest payable	33,318,000
Accrued estimated taxes payable	7,108,000
Accounts payable and other accrued liabilities	1,751,000
Total liabilities subject to compromise	200,293,000	0
Additional contractual interest not accrued on trust preferred securities and senior debt	4,000,000
Reorganization Items [Abstract]
Deferred issuance costs	2,081,000
Professional fees	875,000
Total reorganization items	$ 2,956,000	$ 0	$ 0